Subsequent Events - Additional Information (Detail) (Subsequent Event, INR) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
Jul. 31, 2012
Dividend paid
Subsequent Event [Line Items]
Dividend paid, per share amount	4.3
Dividend paid, total amount	11,772.5
Dividend Declared
Subsequent Event [Line Items]
Dividend declared, date approved	Jul. 13, 2012